Inventories - Summary of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 2,217	$ 1,956
Work-in-process	1,144	949
Finished goods	5,473	4,505
Total inventories	$ 8,834	$ 7,410